UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant's telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	7/31/26

Item 1. Reports to Stockholders.

(a)       Insert Tailored Shareholder Report

Arrow Reserve Capital Management ETF

(ARCM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Reserve Capital Management ETF for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$51,012,051
  Number of Portfolio Holdings100
  Advisory Fee (net of waivers)$34,973
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	62.7%
U.S. Government & Agencies	36.3%
U.S. Treasuries	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 37.1%
Financials 18.1%
Utilities 11.4%
Industrials 8.8%
Health Care 7.8%
Real Estate 4.1%
Consumer Discretionary 3.5%
Communications 2.6%
Technology 2.5%
Energy 1.5%
Consumer Staples 1.2%
Materials 1.0%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	1.0%
Consumer Staples	1.2%
Energy	1.5%
Technology	2.5%
Communications	2.6%
Consumer Discretionary	3.5%
Real Estate	4.1%
Health Care	7.8%
Industrials	8.8%
Utilities	11.4%
Financials	18.1%
U.S. Treasury Obligations	37.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.110%, 08/20/26	11.3%
United States Treasury Bill, 3.530%, 09/22/26	4.4%
United States Treasury Note, 3.750%, 08/31/26	3.9%
United States Treasury Bill, 3.050%, 08/18/26	3.8%
United States Treasury Bill, 2.650%, 08/11/26	3.0%
United States Treasury Bill, 3.600%, 10/15/26	2.9%
Allstate Corporation (The), 3.280%, 12/15/26	2.2%
Amgen, Inc., 2.600%, 08/19/26	2.1%
Duke Energy Corporation, 2.650%, 09/01/26	2.0%
Becton Dickinson and Company, 3.700%, 06/06/27	2.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Arrow Reserve Capital Management ETF

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-ARCM

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Financial Statements
and Additional Information

July 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5%
	AEROSPACE & DEFENSE — 4.5%
743,000	Northrop Grumman Corporation		3.2000	02/01/27	$739,090
30,000	Northrop Grumman Corporation		3.2500	01/15/28	29,447
736,000	RTX Corporation		3.5000	03/15/27	732,516
782,000	Textron, Inc.		3.6500	03/15/27	778,542
					2,279,595
	BANKING — 6.1%
75,000	Bank of America Corporation(a)	TSFR3M + 1.022%	4.6860	09/15/26	75,046
576,000	Citigroup, Inc.		3.2000	10/21/26	574,983
365,000	JPMorgan Chase & Company		2.9500	10/01/26	364,355
500,000	JPMorgan Chase Bank NA		5.1100	12/08/26	501,376
283,000	KeyBank NA		5.8500	11/15/27	286,902
65,000	KeyCorporation Series O		4.1000	04/30/28	64,364
375,000	PNC Financial Services Group, Inc. (The)		3.1500	05/19/27	371,730
250,000	Synchrony Bank		5.6250	08/23/27	252,430
201,000	US Bancorp		3.1500	04/27/27	199,458
409,000	Wells Fargo & Company		3.0000	10/23/26	408,079
					3,098,723
	BIOTECH & PHARMA — 4.2%
531,000	AbbVie, Inc.		4.8000	03/15/27	532,382
1,072,000	Amgen, Inc.		2.6000	08/19/26	1,071,268
326,000	Merck & Company, Inc.		4.3000	05/22/28	325,526
221,000	Zoetis, Inc.		3.0000	09/12/27	217,631
					2,146,807
	CHEMICALS — 1.0%
528,000	Sherwin-Williams Company (The)		3.4500	06/01/27	523,881

	DIVERSIFIED INDUSTRIALS — 1.0%
503,000	Parker-Hannifin Corporation		4.2500	09/15/27	501,839

	E-COMMERCE DISCRETIONARY — 1.0%
531,000	Amazon.com, Inc.		3.8500	03/13/28	526,022

	ELECTRIC UTILITIES — 11.4%
167,000	American Electric Power Company, Inc.		5.7500	11/01/27	169,249

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5% (Continued)
	ELECTRIC UTILITIES — 11.4% (Continued)
518,000	Dominion Energy, Inc.	2.8500	08/15/26	$517,673
253,000	Dominion Energy, Inc.	3.6000	03/15/27	251,660
1,034,000	Duke Energy Corporation	2.6500	09/01/26	1,032,794
701,000	Entergy Corporation	2.9500	09/01/26	700,271
96,000	Entergy Texas, Inc.	1.5000	09/01/26	95,767
255,000	Evergy Kansas Central, Inc.	3.1000	04/01/27	252,957
405,000	Exelon Corporation	2.7500	03/15/27	401,003
332,000	FirstEnergy Corporation	3.9000	07/15/27	330,335
27,000	NextEra Energy Capital Holdings, Inc.	3.5500	05/01/27	26,825
809,000	NextEra Energy Capital Holdings, Inc.	4.6850	09/01/27	810,252
148,000	Public Service Electric and Gas Company	2.2500	09/15/26	147,669
99,000	Virginia Electric and Power Company	3.7500	05/15/27	98,503
957,000	WEC Energy Group, Inc.	5.6000	09/12/26	957,996
25,000	WEC Energy Group, Inc.	5.1500	10/01/27	25,151
				5,818,105
	ELECTRICAL EQUIPMENT — 1.5%
155,000	Carrier Global Corporation(b)	2.4930	02/15/27	153,469
220,000	Carrier Global Corporation	2.4930	02/15/27	217,827
392,000	Hubbell, Inc.	3.1500	08/15/27	386,737
				758,033
	FOOD — 1.0%
509,000	The Campbell’s Company	5.2000	03/19/27	511,115

	HEALTH CARE FACILITIES & SERVICES — 0.4%
190,000	Evernorth Health, Inc.	3.4000	03/01/27	189,018

	HOUSEHOLD PRODUCTS — 0.2%
86,000	Clorox Company (The)	3.9000	05/15/28	84,736

	INSTITUTIONAL FINANCIAL SERVICES — 5.6%
568,000	Goldman Sachs Group, Inc. (The)	3.5000	11/16/26	566,796
452,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	451,133
170,000	Morgan Stanley	6.2500	08/09/26	170,044
84,000	Morgan Stanley	4.3500	09/08/26	84,009

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.6% (Continued)
589,000	Morgan Stanley	3.6250	01/20/27	$587,502
155,000	Northern Trust Corporation	4.0000	05/10/27	154,696
800,000	State Street Bank & Trust Company	4.5940	11/25/26	801,351
62,000	State Street Corporation	5.2720	08/03/26	62,000
				2,877,531
	INSURANCE — 4.0%
1,124,000	Allstate Corporation (The)	3.2800	12/15/26	1,120,019
202,000	CNA Financial Corporation	3.4500	08/15/27	199,840
565,000	Principal Financial Group, Inc.	3.1000	11/15/26	562,873
137,000	Principal Life Global Funding II(b)	5.0000	01/16/27	137,432
				2,020,164
	LEISURE FACILITIES & SERVICES — 1.4%
278,000	Marriott International, Inc.	5.4500	09/15/26	278,061
463,000	Marriott International, Inc.	4.2000	07/15/27	461,842
				739,903
	MACHINERY — 1.8%
417,000	Eaton Corporation	3.8500	03/06/28	412,416
511,000	Ingersoll Rand, Inc.	5.1970	06/15/27	514,019
				926,435
	MEDICAL EQUIPMENT & DEVICES — 3.2%
1,038,000	Becton Dickinson and Company	3.7000	06/06/27	1,031,859
452,000	Stryker Corporation	4.5500	02/10/27	452,761
18,000	Stryker Corporation	4.7000	02/10/28	18,029
134,000	Stryker Corporation	3.6500	03/07/28	132,062
				1,634,711
	OIL & GAS PRODUCERS — 1.5%
788,000	Exxon Mobil Corporation	2.2750	08/16/26	787,449

	REAL ESTATE INVESTMENT TRUSTS — 4.1%
145,000	Prologis, L.P.	3.2500	10/01/26	144,834
367,000	Realty Income Corporation	4.4500	09/15/26	367,084
132,000	Realty Income Corporation	4.1250	10/15/26	132,024
20,000	Realty Income Corporation	3.0000	01/15/27	19,887
10,000	Realty Income Corporation	3.2000	01/15/27	9,949

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.1% (Continued)
332,000	Realty Income Corporation	3.9500	08/15/27	$330,642
800,000	Tanger Properties, L.P.	3.1250	09/01/26	799,243
309,000	Tanger Properties, L.P.	3.8750	07/15/27	307,309
				2,110,972
	RETAIL - DISCRETIONARY — 1.0%
500,000	Ross Stores, Inc.	4.7000	04/15/27	500,930

	SEMICONDUCTORS — 1.9%
10,000	Broadcom, Inc.	3.4590	09/15/26	9,994
325,000	Intel Corporation	3.7500	03/25/27	323,523
584,000	Intel Corporation	3.1500	05/11/27	578,208
35,000	Intel Corporation	3.7500	08/05/27	34,713
				946,438
	SPECIALTY FINANCE — 2.4%
485,000	American Express Company	3.3000	05/03/27	481,496
148,000	Capital One Financial Corporation	3.6500	05/11/27	147,274
22,000	Capital One Financial Corporation	3.8000	01/31/28	21,709
81,000	Discover Financial Services	4.1000	02/09/27	80,900
461,000	Synchrony Financial	3.7000	08/04/26	460,992
40,000	Synchrony Financial	3.9500	12/01/27	39,550
				1,231,921
	TECHNOLOGY HARDWARE — 0.4%
201,000	Apple, Inc.	2.4500	08/04/26	200,992

	TECHNOLOGY SERVICES — 0.3%
131,000	S&P Global, Inc.	2.9500	01/22/27	130,211

	TELECOMMUNICATIONS — 2.6%
285,000	AT&T, Inc.	3.8000	02/15/27	284,040
515,000	AT&T, Inc.	4.2500	03/01/27	514,656
511,000	Verizon Communications, Inc.	4.1250	03/16/27	510,430
				1,309,126

	TOTAL CORPORATE BONDS (Cost $31,897,488)			31,854,657

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.1%
	U.S. TREASURY BILLS — 29.2%
773,900	United States Treasury Bill(c)	1.8200	08/06/26	$773,668
1,515,000	United States Treasury Bill(c)	2.6500	08/11/26	1,513,789
1,927,800	United States Treasury Bill(c)	3.0500	08/18/26	1,924,907
5,749,000	United States Treasury Bill(c)	3.1100	08/20/26	5,739,208
612,000	United States Treasury Bill(c)	3.3400	09/01/26	610,215
299,000	United States Treasury Bill(c)	3.3900	09/08/26	297,920
319,000	United States Treasury Bill(c)	3.4200	09/10/26	317,779
2,232,000	United States Treasury Bill(c)	3.5300	09/22/26	2,220,618
1,499,700	United States Treasury Bill(c)	3.6000	10/15/26	1,488,532
				14,886,636
		Coupon Rate (%)
	U.S. TREASURY NOTES — 7.9%
2,000,000	United States Treasury Note	3.7500	08/31/26	1,999,882
510,000	United States Treasury Note	4.2500	11/30/26	510,587
1,031,000	United States Treasury Note	3.6250	08/31/27	1,024,899
508,000	United States Treasury Note	4.1250	09/30/27	507,524
				4,042,892

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,929,225)			18,929,528

	TOTAL INVESTMENTS - 99.6% (Cost $50,826,713)			$50,784,185
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			227,866
	NET ASSETS - 100.0%			$51,012,051

L.P.	- Limited Partnership

REIT	- Real Estate Investment Trust

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $290,901 or 0.6% of net assets.

(c)	Zero coupon bond.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2026

ASSETS
Investment securities:
At cost	$50,826,713
At value	$50,784,185
Cash	3,598
Interest receivable	428,752
Prepaid expenses and other assets	1,895
TOTAL ASSETS	51,218,430

LIABILITIES
Distributions payable	161,568
Payable to related parties	7,423
Investment advisory fees payable	12,108
Accrued expenses and other liabilities	25,280
TOTAL LIABILITIES	206,379
NET ASSETS	$51,012,051

Net Assets Consist Of:
Paid in capital	$51,001,482
Accumulated earnings	10,569
NET ASSETS	$51,012,051

Net Asset Value Per Share:
Net Assets	$51,012,051
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	510,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$100.02

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2026

INVESTMENT INCOME
Interest	$1,008,707
TOTAL INVESTMENT INCOME	1,008,707

EXPENSES
Investment advisory fees	76,041
Administrative services fees	44,616
Legal fees	10,213
Custodian fees	8,872
Audit fees	8,336
Transfer agent fees	5,210
Printing and postage expenses	5,048
Trustees fees and expenses	3,384
Professional fees	2,189
Insurance expense	1,863
Other expenses	2,032
TOTAL EXPENSES	167,804
Less: Fees waived by the Advisor	(41,068)
NET EXPENSES	126,736

NET INVESTMENT INCOME	881,971

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	181
Net change in unrealized depreciation on investments	(82,824)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(82,643)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$799,328

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended
	July 31, 2026	For Year Ended
	(Unaudited)	January 31, 2026
FROM OPERATIONS
Net investment income	$881,971	$1,894,286
Net realized gain on investments	181	13,267
Net change in unrealized depreciation on investments	(82,824)	(47,428)
Net increase in net assets resulting from operations	799,328	1,860,125

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(875,466)	(1,889,857)
Net decrease in net assets resulting from distributions to shareholders	(875,466)	(1,889,857)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	5,011,647
Net increase in net assets resulting from shares of beneficial interest	—	5,011,647

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,138)	4,981,915

NET ASSETS
Beginning of Period	51,088,189	46,106,274
End of Period	$51,012,051	$51,088,189

SHARE ACTIVITY
Shares Sold	—	50,000
Net increase in shares of beneficial interest outstanding	—	50,000

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended July 31, 2026		For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended
	(Unaudited)		January 31, 2026	January 31, 2025		January 31, 2024		January 31, 2023	January 31, 2022
Net asset value, beginning of period	$100.17		$100.23	$100.16		$99.64		$99.66	$100.11
Activity from investment operations:
Net investment income (loss) (1)	1.72		4.05	4.85		4.41		1.14	(0.03)
Net realized and unrealized gain (loss) on investments	(0.15)		(0.07)	0.06		0.52		(0.05)	(0.40)
Total from investment operations	1.57		3.98	4.91		4.93		1.09	(0.43)
Less distributions from:
Net investment income	(1.72)		(4.03)	(4.84)		(4.41)		(1.11)	(0.01)
Net realized gains	—		(0.01)	—		—		—	—
Return of capital	—		—	—		—		—	(0.01)
Total distributions	(1.72)		(4.04)	(4.84)		(4.41)		(1.11)	(0.02)
Net asset value, end of period	$100.02		$100.17	$100.23		$100.16		$99.64	$99.66
Total return (3)	1.58	% (7)	4.04%	5.00	% (5)	5.05	% (5)	1.10%	(0.42)%
Net assets, at end of period (000s)	$51,012		$51,088	$46,106		$46,071		$50,817	$50,826
Ratio of gross expenses to average net assets (4)	0.66	% (6)	0.69%	0.68%		0.63%		0.61%	0.59%
Ratio of net expenses to average net assets	0.50	% (6)	0.50%	0.50%		0.50%		0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.48	% (6)	4.03%	4.83%		4.41%		1.14%	(0.03)%
Portfolio Turnover Rate (2)	36	% (7)	80%	78%		66%		45%	92%

(1)	Per share amounts calculated using the average shares method.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2026

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,854,657	$—	$31,854,657
U.S. Government & Agencies	—	18,929,528	—	18,929,528
Total	$—	$50,784,185	$—	$50,784,185

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2024, to January 31, 2026, or expected to be taken in the Fund’s January 31, 2027, year-end tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended July 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $10,905,170 and $6,973,226, respectively.

For the six months ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid a contractual fee rate of 0.10% of net assets, paid by the Advisor to the Sub-Advisor. For the six months ended July 31, 2026, the Fund incurred $76,041 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2027 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 0.50%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2026, the Advisor waived fees in the amount of $41,068 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2027	1/31/2028	1/31/2029
$63,690	$85,136	$90,005

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of July 31, 2026, Arrow Managed Futures Strategy Fund owned 79.6% of ARCM.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2026, and January 31, 2025 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2026	January 31, 2025
Ordinary Income	$1,923,018	$2,079,292
Long-Term Capital Gain	1,224	—
Return of Capital	—	—
	$1,924,242	$2,079,292

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

As of January 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$153,716	$1,784	$—	$—	$(109,089)	$40,296	$86,707

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the adjustments for dividend payable. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

As of January 31, 2026, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$50,826,713	$6,449	$(48,977)	$(42,528)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after July 31, 2026:

Distribution Per Share	Ex Date	Record Date	Payable Date
$0.2729	8/31/2026	8/31/2026	9/8/2026

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Additional Information (Unaudited)
July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.arrowfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/2026